UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-22533

                                     Duff & Phelps Global Utility Income Fund Inc.

(Exact name of registrant as specified in charter)

200 South Wacker Drive, Suite 500

                                                                          Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Alan M. Meder	Lawrence R. Hamilton, Esq.
Duff & Phelps Global Utility Income Fund Inc.	Mayer Brown LLP
200 South Wacker Drive, Suite 500	71 South Wacker Drive
Chicago, Illinois 60606	Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:  866-270-7598

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

Item 1. Schedule of Investments.

See the Statement of Net Assets below.

DUFF & PHELPS GLOBAL UTILITY INCOME FUND INC.

STATEMENT OF NET ASSETS

January 31, 2013

(Unaudited)

Shares	Description	Value (Note 1)
COMMON STOCKS & MLP INTERESTS—132.3%
	■ ELECTRIC, GAS AND WATER—51.1%
19,500,000	DUET Group (Australia)	$44,735,964
531,333	Duke Energy Corp.	36,523,830
219,500	Entergy Corp.	14,179,700
685,000	Exelon Corp.	21,536,400
1,384,000	GDF Suez (France)	28,394,466
587,000	Integrys Energy Group, Inc.	32,103,030
4,537,000	National Grid plc (United Kingdom)	49,757,906
1,570,000	Pepco Holdings, Inc.	30,646,400
1,045,000	PPL Corp.	31,653,050
1,362,000	Scottish & Southern Energy plc (United Kingdom)	30,652,128
3,045,000	United Utilities Group plc (United Kingdom)	35,350,822
1,136,000	Westar Energy, Inc.	34,159,520

		389,693,216

	■ OIL & GAS STORAGE AND TRANSPORTATION—37.0%
520,300	Access Midstream Partners LP	18,980,544
4,287,455	APA Group (Australia)	25,797,338
310,700	Buckeye Partners LP	16,355,248
413,770	Copano Energy LLC	16,120,479
247,184	DCP Midstream Partners LP	11,150,470
825,861	Enbridge Energy Partners LP	24,759,313
453,100	Energy Transfer Partners LP	21,291,169
488,400	Enterprise Products Partners LP	27,677,628
210,000	Genesis Energy LP	8,460,900
247,000	Kinder Morgan Energy Partners LP	21,958,300
326,500	MarkWest Energy Partners LP	18,029,330
502,465	Targa Resources Partners LP	20,178,995
353,834	TC Pipelines LP	15,321,012
439,820	Teekay LNG Partners LP (Marshall Islands)	17,557,614
384,919	Teekay Offshore Partners LP (Marshall Islands)	10,604,519
145,600	Williams Partners LP	7,387,744

		281,630,603

	■ TELECOMMUNICATIONS—44.2%
930,000	AT&T, Inc.	32,354,700
1,080,000	CenturyLink, Inc.	43,686,000
7,315,000	Chorus Ltd. (New Zealand)	17,495,447
1,848,000	Deutsche Telekom AG Registered Shares (Germany)	22,718,288
4,870,000	Frontier Communications Corp.	22,255,900
16,500,000	Singapore Telecommunications Ltd. (Singapore)	46,661,011
6,075,000	Telecom Corporation of New Zealand Ltd. (New Zealand)	12,363,000
13,070,000	Telstra Corp., Ltd. (Australia)	62,695,003
16,067,000	Vodafone Group plc (United Kingdom)	43,854,766
3,340,000	Windstream Corp.	32,531,600

		336,615,715

	Total Common Stocks & MLP Interests (Cost $912,140,611)	1,007,939,534

SHORT-TERM INVESTMENTS—1.0%
	■ MONEY MARKET MUTUAL FUND—1.0%
7,474,059	Fidelity Institutional Money Market Portfolio I (Seven-day effective yield 0.12%)	7,474,059

	Total Short-Term Investments (Cost $7,474,059)	7,474,059

The accompanying notes are an integral part of this financial statement.

1

DUFF & PHELPS GLOBAL UTILITY INCOME FUND INC.

STATEMENT OF NET ASSETS

January 31, 2013

(Unaudited)

TOTAL INVESTMENTS—133.3% (Cost $919,614,670)	$1,015,413,593

Cash—0.0%	344

Borrowings—(34.1)%	(260,000,000)

Other assets in excess of other liabilities—0.8%	6,244,621

NET ASSETS APPLICABLE TO COMMON STOCK—100.0%	$761,658,558

NET ASSET VALUE PER SHARE OF COMMON STOCK ($761,658,558 / 37,929,806)	$20.08

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

Fund Country Weightings *
United States	56%
United Kingdom	16
Australia	13
Singapore	4
Marshall Islands	3
France	3
New Zealand	3
Other	2

Total	100%

* Percentages are based on total investments before written options rather than net assets applicable to common stock and include securities pledged as collateral under the Fund’s credit agreement.

The accompanying notes are an integral part of this financial statement.

2

DUFF & PHELPS GLOBAL UTILITY INCOME FUND INC.

NOTES TO STATEMENT OF NET ASSETS

January 31, 2013

(Unaudited)

Note 1. Security Valuation

The Fund’s investments are carried at fair value which is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risks, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its annual report. The following is a summary of the inputs used to value each of the Fund’s investments at January 31, 2013:

Level 1
Common stocks & MLP interests	$1,007,939,534
Money market mutual fund	7,474,059

Total	$1,015,413,593

There were no Level 2 or Level 3 priced securities held and there were no transfers between Level 1 and Level 2 related to securities held at January 31, 2013.

Note 2. Federal Tax Cost

At October 31, 2012, the Fund’s most recent fiscal tax year-end, the federal tax cost of investments and aggregate gross unrealized appreciation (depreciation) were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$925,229,474	$103,992,292	($33,954,895)	$70,037,397

The difference between the book basis and tax basis of unrealized appreciation (depreciation) and cost of investments is attributable to investments in Passive Foreign Investment Companies and MLP earnings and basis adjustments.

Other information regarding the Fund is available on the Fund’s website at www.dpgfund.com or the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibit 99.CERT	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Duff & Phelps Global Utility Income Fund Inc.

By (Signature and Title)	/s/ Nathan I. Partain
Nathan I. Partain, President and Chief Executive Officer
(Principal Executive Officer)

Date      3/19/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Nathan I. Partain
Nathan I. Partain, President and Chief Executive Officer
(Principal Executive Officer)

Date      3/19/2013

By (Signature and Title)	/s/ Alan M. Meder
Alan M. Meder, Treasurer and Assistant Secretary
(Principal Financial Officer)

Date      3/19/2013